T. ROWE PRICE International Stock Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.0%
Common Stocks 1.0%
MercadoLibre (USD) (1)(2) 81,699 139,853
Total Argentina (Cost
$88,749
)
139,853
BRAZIL 1.3%
Common Stocks 1.3%
B3  10,533,900 27,810
Localiza Rent a Car  3,256,815 35,767
Localiza Rent a Car, Rights, 2/6/24 (1) 11,703 23
Raia Drogasil  12,010,007 61,330
Suzano  6,357,429 66,431
Total Brazil (Cost
$164,662
)
191,361
CANADA 10.1%
Common Stocks 10.1%
Canadian National Railway (USD) (3) 1,508,519 187,117
Canadian Pacific Kansas City (USD)  1,953,636 157,209
Constellation Software  73,319 202,643
Constellation Software, Warrants, 3/31/40 (1)(4) 75,919 —
Definity Financial  1,610,183 46,852
Descartes Systems Group (USD) (1) 819,150 71,749
Element Fleet Management  7,607,829 128,339
National Bank of Canada  1,384,433 105,888
Shopify, Class A (USD) (1) 1,617,999 129,553
Suncor Energy  6,348,184 210,213
TMX Group  8,330,918 206,035
Total Canada (Cost
$1,180,159
)
1,445,598
CAYMAN ISLANDS 0.5%
Convertible Preferred Stocks 0.5%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(4)(5) 282,204 67,379
Total Cayman Islands (Cost
$13,909
)
67,379
CHINA 6.0%
Common Stocks 4.1%
58.com (USD) (1)(4) 3,564,710 —

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Alibaba Group Holding, ADR (USD)  2,157,327 155,694
BeiGene, ADR (USD) (1)(3) 459,096 68,052
JD Health International (HKD) (1)(3) 10,555,800 34,832
KE Holdings, ADR (USD)  5,327,100 75,485
PDD Holdings, ADR (USD) (1)(3) 485,400 61,583
Silergy (TWD)  3,866,000 47,578
Tencent Holdings (HKD)  2,613,200 90,707
Yum China Holdings (USD) (3) 1,426,745 49,351
583,282
Common Stocks - China A Shares 1.9%
Kweichow Moutai, A Shares (CNH)  347,314 77,568
NARI Technology, A Shares (CNH)  29,745,214 86,812
Shandong Pharmaceutical Glass, A Shares (CNH)  12,115,572 39,684
Shenzhen Inovance Technology, A Shares (CNH)  9,391,710 73,086
277,150
Total China (Cost
$913,663
)
860,432
DENMARK 2.6%
Common Stocks 2.6%
Coloplast, Class B  435,120 50,157
Genmab (1) 226,548 62,646
Novo Nordisk, ADR (USD)  2,278,752 261,464
Total Denmark (Cost
$284,457
)
374,267
FRANCE 6.0%
Common Stocks 6.0%
Capgemini (2) 638,889 142,039
Dassault Aviation  686,808 130,087
LVMH Moet Hennessy Louis Vuitton  222,678 185,281
Safran  946,269 176,677
Sartorius Stedim Biotech  343,608 92,581
Thales  868,324 126,996
Total France (Cost
$548,374
)
853,661
GERMANY 6.8%
Common Stocks 6.0%
Daimler Truck Holding (2) 913,789 32,656
Deutsche Boerse  388,022 77,271
Deutsche Telekom  9,624,130 236,251
Evotec (1) 5,557,014 85,006

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Infineon Technologies  1,100,608 40,125
Merck  324,776 53,288
Puma  2,225,499 89,563
SAP  1,118,507 193,777
Schott Pharma (1) 1,477,732 57,463
865,400
Preferred Stocks 0.8%
Sartorius (3) 297,124 108,392
108,392
Total Germany (Cost
$878,267
)
973,792
HONG KONG 1.9%
Common Stocks 1.9%
AIA Group  24,000,000 188,218
Hong Kong Exchanges & Clearing  2,575,600 78,089
Total Hong Kong (Cost
$175,168
)
266,307
INDIA 6.5%
Common Stocks 6.5%
Axis Bank  15,370,483 197,577
HDFC Bank  10,970,753 192,943
HDFC Life Insurance  11,781,357 81,757
Larsen & Toubro  3,736,620 156,446
NTPC  60,901,706 233,355
Varun Beverages  4,464,807 68,640
Total India (Cost
$608,596
)
930,718
INDONESIA 1.3%
Common Stocks 1.3%
Bank Central Asia  229,058,100 138,586
Sarana Menara Nusantara  862,973,900 48,542
Total Indonesia (Cost
$64,025
)
187,128
ITALY 1.7%
Common Stocks 1.7%
Banca Mediolanum  9,578,215 98,021
DiaSorin (3) 999,154 91,881
Ermenegildo Zegna (USD) (3) 4,638,300 56,541
Total Italy (Cost
$244,963
)
246,443

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 14.4%
Common Stocks 14.4%
Calbee  4,106,200 86,313
Chugai Pharmaceutical  4,486,100 161,366
Daiichi Sankyo  4,120,100 123,352
Daikin Industries  488,800 78,321
Disco  574,400 154,996
Hikari Tsushin  349,100 60,831
Keyence  309,800 138,604
LY  30,034,500 93,438
Mitsui Fudosan  1,878,600 47,160
Murata Manufacturing  5,660,300 114,293
Nextage (3) 3,961,300 59,684
Nippon Telegraph & Telephone  104,696,400 131,473
Olympus  9,548,900 141,359
Persol Holdings  48,924,000 77,775
Recruit Holdings  3,100,500 122,466
Seven & i Holdings  4,015,400 158,587
Shimadzu  1,593,000 44,050
SMC  63,400 35,291
Sony Group  1,335,900 131,010
Stanley Electric  1,862,600 35,577
Sumitomo Metal Mining  2,188,500 60,487
Total Japan (Cost
$1,735,091
)
2,056,433
NETHERLANDS 7.8%
Common Stocks 7.8%
Adyen (1) 66,248 83,087
Akzo Nobel (2) 1,391,982 106,921
Argenx, ADR (USD) (1)(3) 153,501 58,409
ASML Holding  516,278 447,917
Heineken  1,646,335 165,614
Prosus  8,443,161 249,723
Total Netherlands (Cost
$718,363
)
1,111,671
PHILIPPINES 0.7%
Common Stocks 0.7%
SM Investments  6,231,375 99,482
Total Philippines (Cost
$98,218
)
99,482

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 1.4%
Common Stocks 1.4%
Galp Energia  7,355,788 115,793
Jeronimo Martins  3,921,345 89,184
Total Portugal (Cost
$154,665
)
204,977
SAUDI ARABIA 0.7%
Common Stocks 0.7%
Saudi National Bank  9,172,159 99,055
Total Saudi Arabia (Cost
$85,413
)
99,055
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1)(3) 1,754,132 66,903
Total Singapore (Cost
$84,100
)
66,903
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  588,975 62,730
Total South Africa (Cost
$37,966
)
62,730
SOUTH KOREA 2.7%
Common Stocks 2.7%
LG Chem  176,000 57,074
NAVER (1) 421,912 62,916
Samsung Electronics  5,007,094 272,070
Total South Korea (Cost
$248,844
)
392,060
SPAIN 1.4%
Common Stocks 1.4%
Amadeus IT Group  1,991,270 139,549
Fluidra  2,419,080 52,371
Total Spain (Cost
$148,872
)
191,920

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 2.8%
Common Stocks 2.8%
Assa Abloy, Class B  4,369,184 119,828
Essity, Class B  7,022,821 164,919
Hexagon, Class B  7,341,357 80,120
Swedbank, Class A  1,902,683 38,773
Total Sweden (Cost
$337,313
)
403,640
SWITZERLAND 6.2%
Common Stocks 6.2%
Alcon  2,528,300 190,318
Cie Financiere Richemont, Class A  772,709 114,774
Julius Baer Group  2,796,455 152,243
Nestle  2,283,732 260,233
Partners Group Holding  101,343 136,729
Sonova Holding  112,376 35,915
Total Switzerland (Cost
$662,847
)
890,212
TAIWAN 4.0%
Common Stocks 4.0%
Taiwan Semiconductor Manufacturing  28,782,000 576,172
Total Taiwan (Cost
$104,313
)
576,172
THAILAND 0.5%
Common Stocks 0.5%
Bumrungrad Hospital  2,370,700 16,034
CP ALL  32,698,500 48,133
Total Thailand (Cost
$53,376
)
64,167
UNITED KINGDOM 6.3%
Common Stocks 6.2%
Ashtead Group  1,428,684 93,425
AstraZeneca, ADR (USD) (3) 2,625,736 174,979
Bridgepoint Group  14,732,349 50,170
Experian  2,230,303 92,831
Hiscox  2,386,932 31,328
London Stock Exchange Group  1,207,286 136,561
Rentokil Initial  7,194,553 37,050

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Smith & Nephew  12,223,749 170,949
Unilever (EUR)  2,139,859 104,313
891,606
Convertible Preferred Stocks 0.1%
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670 (1)(4)(5) 286,782 6,481
6,481
Total United Kingdom (Cost
$760,815
)
898,087
UNITED STATES 2.6%
Common Stocks 2.6%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (1)(4)
(5) 14,001 14,934
Linde  253,492 102,621
Mastercard, Class A  245,836 110,437
Waste Connections  940,498 146,022
374,014
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (1)(4)(5) 826 881
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (1)(4)(5) 34 37
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (1)(4)(5) 3 3
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(4)(5) 2 2
923
Total United States (Cost
$215,004
)
374,937
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 289,259,909 289,260
Total Short-Term Investments (Cost $289,260) 289,260

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 119,764,565 119,765
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 119,765
Total Securities Lending Collateral (Cost $119,765) 119,765
Total Investments in Securities 100.9%
(Cost $11,019,217) $ 14,438,410
Other Assets Less Liabilities (0.9)% (129,310)
Net Assets 100.0% $ 14,309,100
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2024.
(3) All or a portion of this security is on loan at January 31, 2024.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$89,717 and represents 0.6% of net assets.
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE International Stock Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Akzo Nobel, Call, 2/16/24 @
76.00 (EUR) 888 6,312 (32)
JPMorgan Chase
Capgemini, Call, 3/15/24 @
210.00 (EUR) 323 6,645 (238)
Morgan Stanley
Daimler Truck Holding, Call,
2/16/24 @ 35.00 (EUR) 1,931 6,386 (23)
Morgan Stanley
MercadoLibre, Call, 3/15/24
@ $1,900.00 75 12,839 (252)
Total Options Written (Premiums $(778)) $ (545)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 4,304++
Totals $ —# $ — $ 4,304+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 331,870  ¤  ¤ $ 409,025
Total $ 409,025^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,304 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $409,025.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,073,022 $ 11,758,254 $ 14,934 $ 13,846,210
Convertible Preferred Stocks — — 74,783 74,783
Preferred Stocks — 108,392 — 108,392
Short-Term Investments 289,260 — — 289,260
Securities Lending Collateral 119,765 — — 119,765
Total $ 2,482,047 $ 11,866,646 $ 89,717 $ 14,438,410
Liabilities
Options Written $ — $ 545 $ — $ 545

T. ROWE PRICE International Stock Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F37-054Q1 01/24